LEASES - Summary of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Weighted-average remaining lease term (in years)	6 years 5 months 12 days	6 years 6 months 18 days	7 years 6 months 10 days
Weighted average discount rate	5.86%	5.80%	5.34%
Cash paid for amounts included in the measurement of lease liabilities	$ 1,350	$ 5,538	$ 5,003